China Unicom (Hong Kong) Limited (Parent Company) - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure Of Parent Company Financial Statements [abstract]
Statutory reserve	¥ 30,185	$ 4,336	¥ 29,019
Restricted net assets	¥ 258,741	$ 37,166	¥ 256,466